Trade and Other Receivables - Summary of Gross Carrying Value Trade Receivables and Construction Contract Assets and Loss Allowance by Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Provision For Impairment Of Receivable [line items]
Trade receivables and construction contract assets, gross	$ 4,151	$ 3,708	$ 3,709
Americas Materials [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Trade receivables and construction contract assets, gross	1,735	1,475	1,520
Europe Materials [Member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Trade receivables and construction contract assets, gross	1,427	1,403	1,379
Building Products [Member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Trade receivables and construction contract assets, gross	$ 989	$ 830	$ 810